Accrued liabilities - Current accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Jan. 01, 2021	[1]
Accrued liabilities
Fuel and traffic accrued expenses	$ 105,284	$ 88,389
Maintenance and aircraft parts accrued expenses	25,172	22,667
Salaries and benefits	19,091	21,017
Accrued administrative expenses	12,517	9,564
Sales, marketing and distribution accrued expenses	7,636	18,772
Maintenance deposits	5,933	8,267
Deferred revenue from V Club membership	4,967	3,665
Information and communication accrued expenses	2,979	1,987
Supplier services agreement	2,262	1,154
Others	408	2,233
Benefits from suppliers	270	378
Advances from travel agencies	53	3
Total current accrued liabilities	$ 186,572	$ 178,096	[1]	$ 118,117

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.